Earnings per share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2015 $ / shares	Aug. 14, 2013 $ / shares
Numerator :
Net income attributable to JA Solar Holdings | ¥	¥ 300,125	¥ 683,699	¥ 623,713
Allocation of net income to participating warrant holder | ¥			(107,828)
Net income attributable to JA Solar Holdings | ¥	300,125	683,699	515,885
Numerator for diluted earnings per share | ¥	¥ 300,125	¥ 683,699	¥ 515,885
Denominator:
Denominator for basic loss per share - weighted average ordinary shares outstanding	234,331,621	234,290,842	243,506,821
Dilutive effect of share options and RSUs	37,974	111,610	238,100
Denominator for diluted loss per share (in shares)	234,369,595	234,402,452	243,744,921
Basic earnings per share | ¥ / shares	¥ 1.28	¥ 2.92	¥ 2.12
Diluted earnings per share | ¥ / shares	¥ 1.28	¥ 2.92	¥ 2.12
Options and RSUs
Denominator:
Shares not included in calculation because of anti-dilutive effect	4,836,387	4,391,000	3,437,510
Warrants
Denominator:
Shares not included in calculation because of anti-dilutive effect	0	0	50,896,656
ADS | Series B warrant
Denominator:
Initial exercise price (in dollars per share) | $ / shares					$ 10.90
ADS | Series A-3 Warrant
Denominator:
Initial exercise price (in dollars per share) | $ / shares				$ 9.43		$ 9.43